Long-term Investments - Equity Method (Details) $ / shares in Units, $ in Thousands							1 Months Ended			12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Aug. 12, 2016 USD ($) shares	Dec. 03, 2014 shares	Jul. 09, 2014 USD ($) shares	Apr. 17, 2014 USD ($) shares	May 31, 2015 USD ($) $ / shares	Jan. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Dec. 31, 2016 HKD / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) HKD / shares $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Apr. 15, 2016 USD ($) $ / shares	Jul. 08, 2014	Mar. 30, 2014	Dec. 31, 2013 USD ($)
Marketable equity securities designated as available-for-sale
Long-term investments, net												$ 1,212,640	$ 1,212,640	$ 860,003	$ 1,318,207				$ 526,587
Change in fair value of option liability (Note 7 for 2014 and Note 4 for 2016)											$ (28,456)			(46,972)
Closing price (in dollars per share) | $ / shares												$ 49.40	$ 49.40		$ 60.79
E-House
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)			43.00%
Realized gain on equity method investment											4,600
Cash dividends received							$ 4,400	$ 5,900
Dividend per share (in dollars per share) | $ / shares							$ 0.15	$ 0.2
Equity contribution			$ 340,700													$ 140,000
Period for repurchase of equity interest held by entity under equity method investment			18 months
Option liability			$ 3,100												$ 28,500
Recognized loss as fair value change in option liability											28,500
Repurchase of ordinary shares upon exercising option right (in shares) | shares		49,764,809
Shares held for investment under equity method investment (in shares) | shares			49,764,809
Leju
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)															31.10%
Cash consideration		$ 129,000
Gain (loss) recognized for change in interest						$ 19,200			$ 29,100
Repurchase of ordinary shares upon exercising option right (in shares) | shares		40,651,187
Repurchase of ordinary shares upon exercise with a fair value	$ 202,200	$ 195,100
Shares held for investment under equity method investment (in shares) | shares															42,117,874
Tian Ge
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)					25.00%												36.00%
Gain (loss) recognized for change in interest					$ 49,200
Cash dividends received											$ 2,300		$ 2,300
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Aggregate market value															$ 185,700
E-House
Marketable equity securities designated as available-for-sale
Cash consideration (in dollars per share) | $ / shares																$ 6.85
E-House | Leju
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)				1.00%
Percentage ownership of total outstanding shares owned by Tencent (as a percent)									15.00%
E-house's ownership in Leju (in percentage)						75.50%			85.00%									100.00%
Number of shares issued (in shares) | shares						2,000,000
Number of shares to be distributed (in shares) | shares				7,103,946
Number of shares to be distributed for each outstanding ordinary share of E-House (in shares) | shares				0.05
Number of shares to be distributed to holders of E-House ADSs (in shares) | shares				3,878,324
Number of ordinary shares represented by each American depositary share (in shares)				1
Tian Ge
Marketable equity securities designated as available-for-sale
Dividend per share (in dollars per share) | (per share)										HKD 0.06	$ 0.008	$ 0.06	$ 0.008
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | (per share)										HKD 4.8					$ 0.62
Equity Method
Marketable equity securities designated as available-for-sale
Long-term investments, net															$ 381,600
Equity Method | E-House
Marketable equity securities designated as available-for-sale
Long-term investments, net												$ 210,461	$ 210,461	$ 226,640					$ 175,205
Equity Method | Leju
Marketable equity securities designated as available-for-sale
Long-term investments, net												$ 4,344	$ 4,344		$ 199,662
Leju | E-House
Marketable equity securities designated as available-for-sale
Number of shares received (in shares) | shares				1,466,687
Leju | E-House
Marketable equity securities designated as available-for-sale
Percentage of outstanding common shares considered for repurchase of equity (as a percent)			30.00%
IPO | Tian Ge
Marketable equity securities designated as available-for-sale
Number of shares issued (in shares) | shares					349,900,000
IPO | Leju
Marketable equity securities designated as available-for-sale
Number of shares issued (in shares) | shares						11,500,000